Commitments Aggregate minimum rentals under non-cancelable leases (Details) $ in Millions	Jan. 31, 2016 USD ($)
Commitments Disclosure [Abstract]
Operating Leases, Future Minimum Payments Due, Next Twelve Months	$ 2,057
Capital Leases, Future Minimum Payments Due, Next Twelve Months	815
Operating Leases, Future Minimum Payments, Due in Two Years	1,989
Capital Leases, Future Minimum Payments Due in Two Years	758
Operating Leases, Future Minimum Payments, Due in Three Years	1,794
Capital Leases, Future Minimum Payments Due in Three Years	710
Operating Leases, Future Minimum Payments, Due in Four Years	1,697
Capital Leases, Future Minimum Payments Due in Four Years	655
Operating Leases, Future Minimum Payments, Due in Five Years	1,530
Capital Leases, Future Minimum Payments Due in Five Years	624
Operating Leases, Future Minimum Payments, Due Thereafter	12,438
Capital Leases, Future Minimum Payments Due Thereafter	5,093
Operating Leases, Future Minimum Payments Due	21,505
Capital Leases, Future Minimum Payments Due	8,655
Capital Leases, Future Minimum Payments, Executory Costs	39
Capital Leases, Future Minimum Payments, Present Value of Net Minimum Payments	8,616
Noncash Gain on Future Termination of Financing Obligation	1,070
Capital Leases, Future Minimum Payments, Interest Included in Payments	(3,319)
Present Value of Minimum Lease Payments	$ 6,367